UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2005 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

TimesSquare Mid Cap Growth Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.8%
Consumer Discretionary - 17.4%
Advance Auto Parts, Inc.*	19,150		$740,722
Autoliv, Inc.	31,600		1,374,600
Entercom Communications Corp.*	11,000		347,490
Getty Images, Inc.*	8,700	[2]	748,548
Lamar Advertising Co.*	32,000	[2]	1,451,520
Marvel Entertainment, Inc.*	24,400	[2]	436,028
Meredith Corp.	4,900		244,461
Mohawk Industries, Inc.*	9,300	[2]	746,325
SCP Pool Corp.	32,800		1,145,704
Tiffany & Co.	10,500		417,585
Weight Watchers International, Inc.*	12,800	[2]	660,224
Total Consumer Discretionary			8,313,207
Energy - 6.4%
BJ Services Co.	21,700		780,983
GlobalSantaFe Corp.	16,500	[2]	752,730
Patterson-UTI Energy, Inc.	13,900		501,512
Quicksilver Resources, Inc.*	9,800	[2]	468,342
Range Resources Corp.	14,400		555,984
Total Energy			3,059,551
Financials - 15.8%
AMBAC Financial Group, Inc.	6,500		468,390
CapitalSource, Inc.*	90,300	[2]	1,968,540
CB Richard Ellis Group, Inc.*	25,700		1,264,440
Commerce Bancorp, Inc.	12,400	[2]	380,556
Countrywide Financial Corp.	26,100	[2]	860,778
Endurance Specialty Holdings, Ltd.	9,400		320,634
Legg Mason, Inc.	6,100		669,109
Markel Corp.*	1,800	[2]	594,900
Moody’s Corp.	5,500		280,940
SEI Investments Co.	11,500		432,170
UCBH Holdings, Inc.	16,800	[2]	307,776
Total Financials			7,548,233
Health Care - 19.0%
Cephalon, Inc.*	6,300	[2]	292,446
Cytyc Corp.*	25,600	[2]	687,360
DaVita, Inc.*	54,300	[2]	2,501,601
Edwards Lifesciences Corp.*	9,600	[2]	426,336
Express Scripts, Inc.*	9,100		566,020
Fisher Scientific International, Inc.*	13,400	[2]	831,470
Human Genome Sciences, Inc.*	25,500	[2]	346,545
IMS Health, Inc.	10,100		254,217
Lincare Holdings, Inc.*	31,500	[2]	1,293,075
Sepracor, Inc.*	11,700	[2]	690,183
Shire Pharmaceuticals PLC	17,700		654,723
VCA Antech, Inc.*	22,500		574,200
Total Health Care			9,118,176
Industrials - 9.5%
ChoicePoint, Inc.*	18,800		811,596
Dun & Bradstreet Corp.*	7,700		507,199
Education Management Corp.*	30,300		976,872
L-3 Communications Holdings, Inc.	5,400		426,978

TimesSquare Mid Cap Growth Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
R.R. Donnelley & Sons Co.	25,500		$945,285
Stericycle, Inc.*	15,500	[2]	885,825
Total Industrials			4,553,755
Information Technology - 19.6%
Advanced Micro Devices, Inc.*	27,900	[2]	703,080
Affiliated Computer Services, Inc.*	14,700	[2]	802,620
Alliance Data Systems Corp.*	26,600		1,041,390
Amdocs, Ltd.*	32,600		903,998
ASML Holding N.V.*	13,800	[2]	227,838
Avid Technology, Inc.*	9,800	[2]	405,720
Broadcom Corp., Class A*	9,100		426,881
Check Point Software Technologies Ltd.*	30,700	[2]	746,624
Cogent Inc.*	12,800		304,000
Dolby Laboratories, Inc.*	15,000	[2]	240,000
Fairchild Semiconductor International, Inc.*	34,200	[2]	508,212
Macromedia, Inc.*	13,100		532,777
Microchip Technology, Inc.	22,500	[2]	677,700
National Semiconductor Corp.	15,000		394,500
NAVTEQ Corp.*	9,400		469,530
Roper Industries, Inc.	11,800	[2]	463,622
Tekelec*	25,500		534,225
Total Information Technology			9,382,717
Materials - 4.2%
Martin Marietta Materials, Inc.	5,200		407,992
Potash Corp of Saskatchewan	6,100		569,252
Sealed Air Corp.*	6,300	[2]	298,998
Vulcan Materials Co.	10,300	[2]	764,363
Total Materials			2,040,605
Telecommunication Services - 4.9%
America Movil, S.A. de C.V.	20,700		544,824
American Tower Corp.*	72,300		1,803,885
Total Telecommunication Services			2,348,709
Total Common Stocks (cost $44,474,223)			46,364,953
Other Investment Companies – 25.1%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	8,926,803		8,926,803
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	3,079,396		3,079,396
Total Other Investment Companies (cost $12,006,199)			12,006,199
Total Investments – 121.9% (cost $56,480,422)			58,371,152
Other Assets, less Liabilities – (21.9)%			(10,471,035)
Net Assets - 100.0%			$47,900,117

Note:	Based on the cost of investments of $56,480,422 for Federal income tax purposes at September 30, 2005, the aggregate gross unrealized appreciation and depreciation were $2,443,831 and $553,101, respectively, resulting in net unrealized appreciation of investments of $1,890,730.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the September 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $8,690,190, or 18.1% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

TimesSquare Small Cap Growth Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.4%
Consumer Discretionary - 8.3%
AC Moore Arts & Crafts, Inc.*	110,000	[2]	$2,109,800
Advance Auto Parts, Inc.*	52,200		2,019,096
Carmike Cinemas, Inc.	100,000	[2]	2,294,000
Entercom Communications Corp.*	160,000	[2]	5,054,400
Getty Images, Inc.*	35,000	[2]	3,011,400
Kerzner International, Ltd.*	100,000	[2]	5,555,000
Marvel Entertainment, Inc.*	190,050	[2]	3,396,194
Monroe Muffler Brake, Inc.	39,000		1,024,530
Radio One, Inc.*	260,000	[2]	3,419,000
SCP Pool Corp.	421,737	[2]	14,731,273
Tempur-Pedic International, Inc.*	123,500	[2]	1,462,240
Williams Scotsman International, Inc.*	151,900	[2]	2,430,400
Total Consumer Discretionary			46,507,333
Consumer Staples - 3.5%
Allion Healthcare, Inc.*	130,000	[2]	2,341,300
Central Garden & Pet Co.*	125,800		5,692,450
Herbalife Ltd.*	198,000		5,967,720
United Natural Foods, Inc.*	165,000	[2]	5,834,400
Total Consumer Staples			19,835,870
Energy - 6.5%
Denbury Resources, Inc.*	152,000	[2]	7,666,880
Hydril Co.*	60,000		4,118,400
Pioneer Drilling Co.*	174,000	[2]	3,396,480
Quicksilver Resources, Inc.*	125,000	[2]	5,973,750
TODCO Class A*	214,000		8,925,940
Universal Compression Holdings, Inc.*	170,000	[2]	6,760,900
Total Energy			36,842,350
Financials - 11.3%
Assured Guaranty, Ltd.	234,000		5,599,620
CapitalSource, Inc.*	450,000	[2]	9,810,000
CB Richard Ellis Group, Inc.*	185,000		9,102,000
Cohen & Steers, Inc. (REIT)	197,900	[2]	3,958,000
Investors Financial Services Corp.	263,700	[2]	8,675,730
Jefferies Group, Inc.	130,000	[2]	5,661,500
Markel Corp.*	26,000	[2]	8,593,000
Midwest Banc Holdings, Inc.	43,700	[2]	1,010,344
optionsXpress, Inc.	230,000	[2]	4,379,200
Primus Guaranty, Ltd.*	281,000	[2]	3,057,280
UCBH Holdings, Inc.	213,200	[2]	3,905,824
Total Financials			63,752,498
Health Care - 14.4%
Advisory Board Co., The*	105,000	[2]	5,464,200
BioMarin Pharmaceutical, Inc.*	350,000	[2]	3,055,500
Bio-Rad Laboratories, Inc.*	105,600		5,806,944
DaVita, Inc.*	313,974	[2]	14,464,782
Eclipsys Corp.*	300,000	[2]	5,352,000
Haemonetics Corp.*	78,000	[2]	3,707,340
Integra LifeSciences Holdings Corp.*	85,500	[2]	3,271,230
Magellan Health Services, Inc.*	160,900	[2]	5,655,635
Pediatrix Medical Group, Inc.*	101,800		7,820,276
Pharmion Corp.*	140,000	[2]	3,053,400
PolyMedica Corp.	147,165	[2]	5,141,941
Radiation Therapy Services, Inc.*	90,000	[2]	2,867,400

TimesSquare Small Cap Growth Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Respironics, Inc.*	195,000		$8,225,100
VCA Antech, Inc.*	275,000		7,018,000
Total Health Care			80,903,748
Industrials - 23.3%
American Reprographics Co.*	200,500		3,428,550
Axsys Technologies, Inc.*	73,100		1,433,491
Beacon Roofing Supply, Inc.*	120,000	[2]	3,920,400
ChoicePoint, Inc.*	160,200		6,915,834
Corinthian Colleges, Inc.*	210,000	[2]	2,786,700
Corporate Executive Board Co.	140,000		10,917,200
CoStar Group, Inc.*	105,100	[2]	4,910,272
Dionex Corp.*	105,000	[2]	5,696,250
Educate, Inc.	220,000		3,300,000
Education Management Corp.*	425,000		13,702,000
Huron Consulting Group, Inc.	14,300		383,526
Jackson Hewitt Tax Service, Inc.	180,000	[2]	4,303,800
Manitowoc Co., The	100,000		5,025,000
Mine Safety Appliances Co.	90,000	[2]	3,483,000
Mobile Mini, Inc.*	180,000	[2]	7,803,000
MTC Technologies, Inc.*	164,400	[2]	5,257,512
On Assignment, Inc.*	73,400		627,570
Orbital Sciences Corp.*	464,000	[2]	5,800,000
P.A.M. Transportation Services, Inc.*	56,700		916,272
Pacer International, Inc.*	121,900	[2]	3,213,284
Portfolio Recovery Associates, Inc.*	100,000	[2]	4,318,000
Resources Connection, Inc.*	290,040	[2]	8,593,885
Ritchie Bros. Auctioneers Inc.	30,000		1,319,700
Si International, Inc.*	100,000		3,097,000
Stericycle, Inc.*	150,000	[2]	8,572,500
UTI Worldwide, Inc.	40,000		3,108,000
West Corp.*	220,000	[2]	8,225,800
Total Industrials			131,058,546
Information Technology - 25.1%
Alliance Data Systems Corp.*	430,000	[2]	16,834,500
Alvarion, Ltd.*	248,200	[2]	2,022,830
Anteon International Corp.*	115,000		4,917,400
ATMI, Inc.*	170,000	[2]	5,270,000
Cogent Inc.*	135,000		3,206,250
Cognex Corp.	190,000	[2]	5,713,300
CSG Systems International, Inc.*	325,000	[2]	7,055,750
Cymer, Inc.*	75,000		2,349,000
Dolby Laboratories, Inc.*	148,700	[2]	2,379,200
EFJ, Inc.*	200,000		2,058,000
Embarcadero Technologies, Inc.*	287,300		1,936,402
Fair Isaac Corp.	80,000	[2]	3,584,000
Filenet Corp.*	89,900	[2]	2,508,210
Global Payments, Inc.	130,000	[2]	10,103,600
Henry (Jack) & Associates, Inc.	345,800	[2]	6,708,520
Informatica Corp.*	370,000	[2]	4,447,400
iVillage, Inc.*	500,000		3,630,000
J2 Global Communications, Inc.*	100,000	[2]	4,042,000
Littelfuse, Inc.*	101,300		2,849,569
MICROS Systems, Inc.*	108,500	[2]	4,746,875
Microsemi Corp.*	187,100	[2]	4,778,534
O2Micro International, Ltd.*	177,600		2,795,424
Photon Dynamics, Inc.*	194,500	[2]	3,724,675

TimesSquare Small Cap Growth Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
PMC - Sierra, Inc.*	350,000	[2]	$3,083,500
Power Integrations, Inc.*	84,200	[2]	1,831,350
SafeNet, Inc.*	94,500	[2]	3,431,295
Sapient Corp.*	343,500		2,146,875
Semtech Corp.*	202,700	[2]	3,338,469
SERENA Software, Inc.*	241,700		4,817,081
TIBCO Software, Inc.*	282,000		2,357,520
TRX, Inc.*	296,200		2,695,420
Wind River Systems, Inc.*	345,000	[2]	4,460,850
Wright Express Corp.*	265,000	[2]	5,721,350
Total Information Technology			141,545,149
Materials - 1.4%
Alpha Natural Resources, Inc.*	115,200	[2]	3,460,608
Martin Marietta Materials, Inc.	55,000		4,315,300
Total Materials			7,775,908
Telecommunication Services - 1.6%
Alamosa Holdings, Inc.*	250,000		4,277,500
New Skies Satellites Holdings Ltd.	88,000		1,852,400
Premiere Global Services, Inc.*	371,000		3,034,780
Total Telecommunication Services			9,164,680
Total Common Stocks (cost $445,050,067)			537,386,082
Other Investment Companies – 32.7%[1]
iShares Russell 2000 Growth Index Fund	100,000	[2]	6,879,000
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	165,622,008		165,622,008
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	11,739,049		11,739,049
Total Other Investment Companies (cost $183,865,204)			184,240,057
Total Investments – 128.1% (cost $628,915,271)			721,626,139
Other Assets, less Liabilities – (28.1)%			(158,528,466)
Net Assets - 100.0%			$563,097,673

Note:	Based on the cost of investments of $628,915,271 for Federal income tax purposes at September 30, 2005, the aggregate gross unrealized appreciation and depreciation were $108,342,653 and $15,631,785, respectively, resulting in net unrealized appreciation of investments of $92,710,868.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the September 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $162,566,446, or 28.9% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: November 22, 2005

By:	/s/ BRUCE M. ARONOW
Bruce M. Aronow, Chief Financial Officer

Date: November 22, 2005